TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other payables [abstract]
Schedule of trade and other payables

	December 31, 2017	December 31, 2016
	$	$
Trade payables	16,740	17,083
Accrued liabilities	29,574	34,636
Accrued royalties	6,276	5,377
Income taxes payable	4,385	1,247
Accrued interest on convertible notes (note 14(a))	3,178	3,157
	60,153	61,500